Financial Risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan commitments and financial guarantees contracts
Credit risk
Total	$ 609,054	$ 511,583
Loan commitments and financial guarantees contracts | Loss allowance
Credit risk
Total	3,044	3,289	$ 6,845
Loan commitments and financial guarantees contracts | Stage 1 | Loss allowance
Credit risk
Total	2,683	3,089	1,358
Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	361	200	$ 5,487
Commitments and contingencies
Credit risk
Total	493,372	501,887
Customers' liabilities under acceptances | Cost [member]
Credit risk
Total	115,682	9,696
Credit risk | Loan commitments and financial guarantees contracts
Credit risk
Total	606,010	508,294
Credit risk | Loan commitments and financial guarantees contracts | Cost [member]
Credit risk
Total	609,054	511,583
Credit risk | Loan commitments and financial guarantees contracts | Loss allowance
Credit risk
Total	(3,044)	(3,289)
Credit risk | Loan commitments and financial guarantees contracts | Stage 1
Credit risk
Total	578,925	492,176
Credit risk | Loan commitments and financial guarantees contracts | Stage 1 | Cost [member]
Credit risk
Total	581,608	495,265
Credit risk | Loan commitments and financial guarantees contracts | Stage 1 | Loss allowance
Credit risk
Total	(2,683)	(3,089)
Credit risk | Loan commitments and financial guarantees contracts | Stage 2 | Stage 2
Credit risk
Total	27,085	16,118
Credit risk | Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	27,446	16,318
Credit risk | Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(361)	(200)
Credit risk | Commitments and contingencies | Cost [member]
Credit risk
Total	493,372	501,887
Credit risk | Commitments and contingencies | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	153,874
Credit risk | Commitments and contingencies | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		111,224
Credit risk | Commitments and contingencies | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	178,077
Credit risk | Commitments and contingencies | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		142,364
Credit risk | Commitments and contingencies | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	161,421
Credit risk | Commitments and contingencies | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		248,299
Credit risk | Commitments and contingencies | Stage 1 | Cost [member]
Credit risk
Total	465,926	485,569
Credit risk | Commitments and contingencies | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	153,874
Credit risk | Commitments and contingencies | Stage 1 | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		111,224
Credit risk | Commitments and contingencies | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	150,631
Credit risk | Commitments and contingencies | Stage 1 | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		126,046
Credit risk | Commitments and contingencies | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	161,421
Credit risk | Commitments and contingencies | Stage 1 | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		248,299
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	27,446	16,318
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	27,446
Credit risk | Commitments and contingencies | Stage 2 | Stage 2 | Grade 5 - 6 | 0.81 - 4.12 | Cost [member]
Credit risk
Total		16,318
Credit risk | Customers' liabilities under acceptances | Cost [member]
Credit risk
Total	115,682	9,696
Credit risk | Customers' liabilities under acceptances | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	13,367
Credit risk | Customers' liabilities under acceptances | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		7,750
Credit risk | Customers' liabilities under acceptances | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	5,491
Credit risk | Customers' liabilities under acceptances | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	96,824
Credit risk | Customers' liabilities under acceptances | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		1,946
Credit risk | Customers' liabilities under acceptances | Stage 1 | Cost [member]
Credit risk
Total	115,682	9,696
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	13,367
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 1 - 4 | 0.03 - 0.80 | Cost [member]
Credit risk
Total		7,750
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	5,491
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	$ 96,824
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		$ 1,946